Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Earnings per share – diluted	$ 0.24	$ 0.20	$ 0.23
Weighted average shares – diluted	39,454,997	37,732,310	37,732,310